CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - 12 months ended Dec. 31, 2025 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Income taxes paid in PRC	¥ 21,200	$ 3,000
Income taxes paid in jurisdictions outside PRC	¥ 366	$ 52